Property and equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortization expense	$ 104	$ 895
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 717